UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $4,040,622 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING IN   COM              053015103   229256  5454582 SH       SOLE                  5454582        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103   136431  3246030 SH       SHARED  1                   0  3246030        0
BORDERS GROUP INC              COM              099709107       95    79533 SH       SHARED  1                   0    79533        0
BORDERS GROUP INC              COM              099709107    12517 10518447 SH       SOLE                 10518447        0        0
CITIGROUP INC                  COM              172967101   213124 54647145 SH       SHARED  1                   0 54647145        0
CITIGROUP INC                  COM              172967101   358130 91828281 SH       SOLE                 91828281        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407   144932  5872435 SH       SHARED  1                   0  5872435        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407   124985  5064237 SH       SOLE                  5064237        0        0
FORTUNE BRANDS INC             COM              349631101   319212  6484092 SH       SOLE                  6484092        0        0
FORTUNE BRANDS INC             COM              349631101    48317   981463 SH       SHARED  1                   0   981463        0
GENERAL GROWTH PPTYS INC       COM              370021107   239497 15352357 SH       SOLE                 15352357        0        0
GENERAL GROWTH PPTYS INC       COM              370021107   134182  8601425 SH       SHARED  1                   0  8601425        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2280    91144 SH       SHARED  1                   0    91144        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     3975   158856 SH       SOLE                   158856        0        0
KRAFT FOODS INC                CL A             50075N104   318135 10308973 SH       SHARED  1                   0 10308973        0
KRAFT FOODS INC                CL A             50075N104   534589 17323050 SH       SOLE                 17323050        0        0
LANDRYS RESTAURANTS INC        COM              51508L103    19206   784255 SH       SHARED  1                   0   784255        0
LANDRYS RESTAURANTS INC        COM              51508L103    18857   770000 SH       SOLE                   770000        0        0
PENNEY J C INC                 COM              708160106    53168  1956143 SH       SHARED  1                   0  1956143        0
PENNEY J C INC                 COM              708160106   373884 13755851 SH       SOLE                 13755851        0        0
TARGET CORP                    COM              87612E106   473669  8863558 SH       SOLE                  8863558        0        0
TARGET CORP                    COM              87612E106   282181  5280338 SH       SHARED  1                   0  5280338        0